Angel Oak Mortgage Trust 2021-1 ABS-15G

Exhibit 99.11

UW Compliance -TC DS-159880
Run Date - 2/16/2021 10:55:42 AM

Loan Number	Borrower Name	Borrower SSN	Co Borrower Name	Co Borrower SSN	Address Street	Address City	Address State	Address County	Address Zip	Escrow State	Broker	Lender Name	Note Date	Maturity Date	Loan Type	Mortgage Type	First Payment Date	Original Loan Amount	Rate Type	Original Interest Rate	Balloon Flag	Original Term	Amortization Term	Late Charge Percent	Late Charge Grace Period	Interest Only Period	First Interest Rate Change Date	First Payment Change Date	Next Interest Rate Change Date	Next Payment Change Date	Margin	Initial Rate Cap	Periodic Rate Cap	Life Rate Cap	Life Rate Floor	Rate Change Frequency	Payment Change Fequency	Index Type	Occupancy	Purpose	Appraisal Type	Appraisal Date	Appraisal Value	Contract Sales Price	Property Type	Lien Position	Senior Lien Amount	Junior Lien Amount	Original LTV	Original CLTV	Documentation Type	DTI	Total Income	Credit Score	PMI Company	PMI Coverage	MI Certificate Number	DD Event Level	Credit Exceptions	Credit Exception Category	Cleared Credit Exceptions	Compliance Exceptions	Compliance Exception Category	Cleared Compliance Exceptions	Lender Response	Subject to Predatory	Section 32 Flag	TIL APR	TIL Status	TIL Finance Charge	Finance Charge Status	Finance Charge Variance	HOEPA Points and Fees	HOEPA Fee Threshhold	HOEPA Points and Fees Status	HOEPA Rate	HOEPA Rate Status	HOEPA High Cost Loan	HOEPA Status	State Points and Fees	State Fee Threshhold	State Points and Fees Status	State Rate	State Rate Status	State High Cost Loan	Modification Flag	Modification Date	Mod Rate Type	Mod Rate	Mod PI	Mod First Payment Date	Mod Maturity Date	Mod Principal Balance	Mod is Balloon	Mod Comments	Prepayment Penalty Period	Prepayment Penalty Desc	Neg Am	Neg Am Amount	Teaser Rate	Neg Am Pmt Cap	Teaser Rate End Date	Original PI	First Time Homebuyer	Seasoned Over 3 Years	HARP Loan	HUD Exception Category	HUD Exception Assignee Liability	Non HUD Material Compliance Exceptions Cited	Alternate Loan ID	Application Date
xxxxxxxxxxxxxx	xxxxxxx, xxxxxx	xxxxxxxxx			xxxxx xxxxxxx	xxxxxxxx	FL	xxxxxx	xxxxx	No	xxxxxxxxx	Angel Oak Home Loans LLC, a Limited Liability Company	xx/xx/2014	xx/xx/2044	Fixed	Conventional without MI	xx/xx/2014	$xxxxxxxx	Fixed	9.49	No	360	360	5	15														Primary	Purchase	1004/70	09/25/2014	300000	$xxxxxxxx	PUD	1	0	0	80	80	Full	44.64	0	650				2	Exception: Guideline Requirement: Total debt ratio discrepancy.- 44.64% DTI > 43% max - Guidelines allow for up to 50% with compensating factors - Lender exception approval in file for 44.10% DTI based on $3995 residual income, less than 150% payment shock and 29 year on the job - Rating - 2;	Ratio Excp		Exception: Federal HPML Compliant- - Rating - 1;				Yes	No	9.929	PASS	489757.55	PASS	-1.09	8030.78		N/A		N/A	N/A	N/A	8030.78	0	N/A	0	N/A	No	No												No					1996.07	Yes	No				*** Federal HPML Compliant- - Rating - A;
xxxxxxxxxxxxxx	xxxxxxx, xxxxxx	xxxxxxxxx	xxxxxxx, xxxxx	xxxxxxxxx	xxxxx xxxxxxx	xxxxxxxx	GA	xxxxxx	xxxxx	No	xxxxxxxxx	Angel Oak Mortgage Solutions LLC, a Limited Liability Corporation	xx/xx/2014	xx/xx/2044	Fixed	Conventional without MI	xx/xx/2015	$xxxxxxxx	Fixed	10.49	No	360	360	5	15														Investment	loan_1003.purpose/refi_purpose / tigre_value / Refi cash out / NO MATCH	1004/70	11/06/2014	95000		Single Family Detached	1	0	0	80	80	Full	36.75	0	653				1			Exception: Guideline Requirement: Combined loan to value discrepancy.- 80% CLTV > 65% max for cash-out per investment property - Rating - 1; Exception: Guideline Requirement: Loan to value discrepancy.- 80% LTV > 65% max for cash-out per investment property. - Rating - 1; Exception: Guideline Requirement: Representative FICO score discrepancy.- 653 FICO < 720 min - for a LTV/CLTV of 65%,; LTV is 80% - Rating - 1; Exception: Missing full bankruptcy papers (discharge, petition, and schedule of debts) as required by section 5.4.3 of guidelines - Guidelines dated 8/26/14 section 5.4.3 Document requirements, Detailed letter of explanation from borrower providing reason for bankruptcy must be obtained for all bankruptcies discharged < 4 years ago. And Full Bankruptcy papers (discharge, petition, and schedule of debts) must be obtained and reviewed) as this is all under document requirements, it appears that full Bankruptcy docs are required - Rating - 1;				- Received updated guidelines dated 10/22/2014 - 80% LTV is allowed on Cash out; - Received updated guidelines date 10/22/2014 - 80% CLTV is allowed on Cash out; - Received updated guidelines date 10/22/2014 - minimum score is 600 for 80%; – - received Appendix A to guidelines date 6/2/14 showing the Full bankruptcy papers &lt;4 years is no longer a requirement of the guidelines.;	Yes	No	11.032	PASS	177317.34	PASS	-17.11	2963.4		N/A		N/A	N/A	N/A	3133.4	0	N/A	0	N/A	No	No										24	3%, 2%, 1% or 6 months interest	No					694.63	No	No
xxxxxxxxxxxxxx	xxxxxxx, xxxxxx	xxxxxxxxx			xxxxx xxxxxxx	xxxxxxxx	FL	xxxxxx	xxxxx	No	xxxxxxxxx	Angel Oak Mortgage Solutions LLC, a Limited Liabi	xx/xx/2015	xx/xx/2045	Fixed	Conventional without MI	xx/xx/2015	$xxxxxxxx	Fixed	6.375	No	360	360	5	15														Primary	loan_1003.purpose/refi_purpose / tigre_value / Refi cash out / NO MATCH	1004/70	04/23/2015	515000		PUD	1	0	0	58.25	58.25	Full	35.43	0	734				1			Exception: Missing Underwriting Approval - Rating - 1; Exception: Less than 12 months housing history. Subject owned less than 12 months. Payment history and copies of checks document 6 months of payment history. Missing prior VOR for residence located at xxxxxx xxxxxx, xxxxx - Rating - 1;	Exception: Federal HPML Compliant- - Rating - 1;			6/29/15 Received payment history for current mortgage, still missing previous housing history for residence located at xxxxx xxxxxxx 7/9/15 Received Sitex showing borrower owned subject since 9/16/13 free & clear; 6/29/15 Received Underwriting Approval;	Yes	No	6.737	PASS	384840.17	PASS	13.3	9747		N/A		N/A	N/A	N/A	9747	0	N/A	0	N/A	No	No												No					1871.61	No	No				*** Federal HPML Compliant- - Rating - A;